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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07560
Invesco Quality Municipal Securities
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Quality Municipal Securities
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	MS-CE-QMS-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–145.34%

Alabama–0.96%

Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (a)	5.25%	07/01/30	$550	$575,300

Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)	5.00%	01/01/36	1,260	1,318,477

				1,893,777

Alaska–0.58%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.50%	10/01/41	1,080	1,143,428

Arizona–3.70%

Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/24	1,010	1,082,700

Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB	5.00%	07/01/36	915	968,171

Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)(c)	6.00%	05/01/14	425	464,971

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	675	664,112

Salt River Project Agricultural Improvement & Power District; Series 2002 B, Electric System RB (c)(d)(e)	5.00%	01/01/13	3,890	4,087,884

				7,267,838

California–22.99%

Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/35	1,010	238,875

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/36	1,635	346,849

Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/24	765	828,243

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/26	710	363,044

Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	1,370	499,584

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	545	542,406

California (State of) Public Works Board (Department of Mental Health – Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	5,000	5,070,100

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	08/01/29	355	129,376

Dry Creek Joint Elementary School District (Election of 2008);
Series 2009 E, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/43	2,690	332,161

Series 2009 E, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/44	4,825	555,937

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	1,260	1,343,979

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	1,980	565,567

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-AMBAC) (a)	5.00%	06/01/29	1,500	1,494,105

Indio (City of) Redevelopment Agency (Indio Merged Redevelopment);
Series 2008 A, Sub. Tax Allocation Bonds	5.00%	08/15/23	310	301,677

Series 2008 A, Sub. Tax Allocation Bonds	5.00%	08/15/24	310	297,302

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB	5.00%	05/15/35	1,325	1,396,404

Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS-NATL) (a)(d)	5.00%	07/01/25	5,000	5,416,300

Los Angeles Community College District; Series 2003 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/27	4,000	4,095,320

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/34	1,010	240,299

Milpitas (City of) Redevelopment Agency; Series 2003, Tax Allocation Bonds (INS-NATL) (a)	5.00%	09/01/22	3,040	3,128,312

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

Moreland School District (Crossover); Series 2014 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(f)	0.00%	08/01/29	$1,120	$385,974

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	815	306,440

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/36	4,025	829,713

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/37	1,590	304,390

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/27	2,040	838,542

Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	2,545	776,810

San Diego (County of) (Burnham Institute for Medical Research); Series 2006, COP	5.00%	09/01/34	1,000	861,130

San Diego (County of) Water Authority; Series 2004 A, Water Revenue COP (INS-AGM) (a)(d)	5.00%	05/01/29	4,240	4,383,015

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/36	2,680	2,841,122

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(d)	5.00%	06/15/28	540	565,375

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Second Series 2011 F, Ref. RB (g)	5.00%	05/01/25	265	276,416

Second Series 2011 F, Ref. RB (g)	5.00%	05/01/26	530	548,290

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	1,140	1,195,860

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	2,000	1,394,900

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (f)	0.00%	04/01/14	850	801,975

William S. Hart Union High School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	1,170	314,707

Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/33	5,725	1,403,255

				45,213,754

Colorado—1.46%

Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	2,000	2,003,040

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	850	864,799

				2,867,839

District of Columbia—2.43%

District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	2,000	1,960,000

Series 2009 A, Sec. Income Tax RB (d)	5.25%	12/01/27	1,540	1,751,442

Metropolitan Washington Airports Authority; Series 2009 B, RB (INS-BHAC) (a)	5.00%	10/01/29	1,000	1,064,920

				4,776,362

Florida—10.41%

Highlands (County of) Health Facilities Authority (Adventist Health);
Series 2006 C, RB (b)	5.25%	11/15/36	975	991,341

Series 2006 C, RB (b)(c)(e)	5.25%	11/15/16	25	29,850

Miami-Dade (County of) (Miami International Airport-Hub of the Americas);
Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/25	800	860,840

Series 2000 A, Aviation RB (INS-NATL) (a)(g)	6.00%	10/01/24	5,000	5,033,700

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,000	1,006,550

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	310	324,353

Miami-Dade (County of); Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS-NATL) (a)(f)	0.00%	10/01/30	1,995	1,726,732

Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	750	895,935

Series 2011, Ref. RB	5.00%	10/01/31	885	938,224

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (d)	5.00%	08/15/42	$4,000	$4,014,480

St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	861,680

Series 2006 A, Health Care RB	5.38%	01/01/40	3,250	2,536,398

Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)	6.00%	10/01/29	1,000	1,256,910

				20,476,993

Georgia—5.94%

Atlanta (City of); Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(d)	5.00%	01/01/33	5,000	5,093,800

DeKalb (County of); Series 2003 A, Water & Sewerage RB	5.00%	10/01/23	1,200	1,223,856

Georgia (State of) Road & Tollway Authority;
Series 2003, RB (c)(e)	5.00%	10/01/13	2,000	2,168,320

Series 2003, RB	5.00%	10/01/23	3,000	3,198,150

				11,684,126

Hawaii—3.31%

Hawaii (State of) Department of Budget & Finance (Hawai’i Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	430	437,401

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co. & Subsidiaries); Series 1993, Special Purpose RB (INS-NATL) (a)(g)	5.45%	11/01/23	5,000	4,970,750

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,075	1,097,908

				6,506,059

Idaho—0.23%

University of Idaho (The); Series 2011, Ref. General RB (b)(c)	5.25%	04/01/21	400	462,564

Illinois—16.62%

Chicago (City of) Board of Education; Series 2011 A, Unlimited Tax GO Bonds	5.00%	12/01/41	1,515	1,517,954

Chicago (City of) O’Hare International Airport;
Series 2001 A, Second Lien Passenger Facility Charge RB (INS-AMBAC) (a)(g)	5.38%	01/01/32	3,000	3,000,030

Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/26	3,000	3,118,740

Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS-AMBAC) (a)	5.00%	01/01/27	3,600	3,711,168

Chicago (City of) Transit Authority (FTA Section 5309); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	1,070	1,149,726

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/36	1,290	1,343,496

Chicago (City of); Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(d)(h)	5.00%	01/01/37	4,590	4,580,040

DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/23	725	797,681

Illinois (State of) Finance Authority (Little Co. of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	775	740,071

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	965	1,068,052

Illinois (State of) Finance Authority (Resurrection Health Care); Series 2009, Ref. RB	6.13%	05/15/25	925	966,098

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	415	457,181

Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,325	1,350,466

Series 2010 A, Ref. RB	6.00%	08/15/38	690	700,412

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Conv. CAB RB (INS-NATL) (a)(f)	0.00%	06/15/26	8,480	6,845,565

Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	125	128,643

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,125	1,201,792

				32,677,115

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—1.34%

Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	$1,200	$1,205,964

Indiana (State of) Finance Authority (CWA Authority, Inc.); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	795	840,951

Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (b)(c)	6.25%	06/02/14	530	586,397

				2,633,312

Iowa—1.36%

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (d)(h)	5.00%	06/01/25	1,355	1,537,126

Series 2009 A, Special Obligation RB (d)(h)	5.00%	06/01/26	1,015	1,139,967

				2,677,093

Kansas—0.26%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	470	513,456

Kentucky—0.49%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB	6.50%	03/01/45	500	527,865

Series 2010 A, RB	6.38%	06/01/40	425	445,723

				973,588

Louisiana—0.80%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.25%	10/01/30	650	688,337

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	900	886,770

				1,575,107

Maryland—0.69%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	705	663,236

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	690	692,712

				1,355,948

Massachusetts—4.94%

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (d)	5.50%	11/15/36	4,850	5,455,232

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (d)	5.50%	07/01/36	1,570	1,764,225

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	325	345,956

Massachusetts (State of) Development Finance Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	625	635,231

Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Sales Tax RB	5.00%	10/15/35	1,410	1,507,995

				9,708,639

Michigan—0.48%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	900	947,223

Missouri—0.29%

Kansas (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	520	563,852

Montana—0.53%

Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	1,000	1,041,140

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nebraska—2.61%

Nebraska (State of) Public Power District; Series 2003 A, RB (INS-AMBAC) (a)	5.00%	01/01/35	$3,740	$3,778,148

Omaha (City of) Public Power District, Series 2011 B, RB	5.00%	02/01/36	1,275	1,361,394

				5,139,542

Nevada—1.83%

Clark (County of); Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(g)	5.50%	07/01/20	3,000	3,134,160

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	410	458,601

				3,592,761

New Hampshire—0.77%

Manchester (City of) (Manchester Water Works); Series 2003, Water RB (INS-NATL) (a)	5.00%	12/01/34	1,500	1,520,955

New Jersey—1.26%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010, RB	5.75%	06/01/31	525	539,915

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(f)	0.00%	12/15/26	4,300	1,944,847

				2,484,762

New Mexico—0.89%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	700	713,104

New Mexico (State of) Finance Authority (Public Project Revolving Fund); Series 2008 A, Sr. Lien RB	5.00%	06/01/27	940	1,030,823

				1,743,927

New York—15.48%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	460	479,118

Series 2009, PILOT RB	6.38%	07/15/43	190	197,144

Metropolitan Transportation Authority; Series 2003 B, RB (INS-NATL) (a)	5.25%	11/15/22	5,000	5,328,950

New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	2,400	2,594,712

New York (City of) Transitional Finance Authority;
Series 2009 A, Future Tax Sec. RB (d)	5.00%	05/01/28	1,305	1,438,893

Series 2009 A, Future Tax Sec. RB (d)	5.00%	05/01/29	1,045	1,145,330

Series 2009 A, Future Tax Sec. RB (d)	5.00%	05/01/30	1,045	1,135,372

New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (d)	5.00%	04/01/28	1,950	2,117,739

New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds (d)	5.25%	08/15/27	980	1,086,330

Subseries 2008 A-1, Unlimited Tax GO Bonds (d)	5.25%	08/15/28	980	1,080,156

New York (State of) Dormitory Authority (The City of New York Issue); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	705	814,254

New York (State of) Dormitory Authority; Series 2011 A, General Purpose State Personal Income Tax RB	5.00%	03/15/30	1,530	1,677,921

New York (State of) Thruway Authority;
Series 2009 A, State Personal Income Tax Transportation RB	5.00%	03/15/25	1,310	1,460,309

Series 2011 A-1, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	1,290	1,417,349

Tobacco Settlement Financing Corp. (State Contingency Contract); Series 2003 B-1C, Asset-Backed RB	5.50%	06/01/21	6,000	6,379,860

Triborough Bridge & Tunnel Authority; Series 2002 B, Ref. General RB	5.25%	11/15/19	2,000	2,089,920

				30,443,357

North Carolina—0.65%

North Carolina (State of) Turnpike Authority (Monroe Connector System); Series 2011, State Appropriation RB	5.00%	07/01/41	1,200	1,278,492

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—4.75%

American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(d)	5.25%	02/15/33	$1,000	$1,047,610

Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 A, Ref. RB	6.00%	01/01/32	5,000	5,255,950

Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	900	910,899

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	520	556,707

Ohio (State of) Higher Educational Facility Commission (Summa Health System - 2010); Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,275	1,272,284

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(c)	5.88%	06/01/16	265	296,914

				9,340,364

Oregon—0.34%

Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development RB (i)	6.38%	11/01/33	660	665,174

Pennsylvania—1.36%

Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/28	750	645,915

Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/34	450	377,150

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,656,960

				2,680,025

Puerto Rico—2.22%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, Power RB	5.25%	07/01/27	1,000	1,043,830

Series 2010 XX, Power RB	5.25%	07/01/40	750	752,790

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	450	464,062

First Subseries 2010 A, RB	5.50%	08/01/42	750	782,760

First Subseries 2010 C, RB	5.25%	08/01/41	1,300	1,327,586

				4,371,028

Rhode Island—0.79%

Rhode Island Economic Development Corp.; Series 2004 A, Ref. Airport RB (INS-AGM) (a)(g)	5.00%	07/01/21	1,500	1,546,320

South Carolina—5.71%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, RB	5.25%	12/01/29	2,000	2,110,160

Grand Strand Water & Sewer Authority; Series 2002, Ref. Waterworks & Sewer System RB (c)(e)	5.38%	06/01/12	4,565	4,683,462

Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	210	214,723

South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (INS-AMBAC) (a)(d)	5.00%	01/01/22	4,000	4,224,080

				11,232,425

Texas—14.78%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (g)	4.85%	04/01/21	2,000	2,091,440

Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,500	1,569,600

Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	590	603,948

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	575	635,249

Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	1,530	1,810,969

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	350	375,501

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(f)	0.00%	09/01/25	$2,350	$1,138,739

Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/25	5,000	5,422,400

Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/36	1,050	1,105,093

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	450	463,280

North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/28	5,200	2,180,984

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/31	1,065	363,985

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	425	370,043

Tarrant Regional Water District; Series 2002, Ref. & Improvement RB (INS-AGM) (a)	5.25%	03/01/17	4,000	4,224,080

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/26	1,665	1,860,671

Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility Partners LLC North Tarrant Express Managed Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	510	546,307

University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(d)	5.00%	02/15/33	1,000	1,047,430

West Harris County Regional Water Authority; Series 2005, Water System RB (INS-AGM) (a)	5.00%	12/15/24	3,000	3,263,460

				29,073,179

Utah—0.81%

Intermountain Power Agency; Series 2003 A, Ref. Power Supply RB (INS-AGM) (a)	5.00%	07/01/21	1,500	1,585,005

Virgin Islands—0.32%

Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	625	637,256

Virginia—6.34%

Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/19	9,000	10,308,690

Prince William (County of) Service Authority; Series 2003, Ref. Water & Sewer System RB	5.00%	07/01/21	2,000	2,157,780

				12,466,470

Washington—4.05%

Grant (County of) Public Utility District No. 2; Series 2005 A, Wanapum Hydro Electric RB (INS-NATL) (a)	5.00%	01/01/34	1,705	1,727,028

Washington (State of) Health Care Facilities Authority (Catholic Health); Series 2011 A, RB	5.00%	02/01/41	795	793,124

Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (d)	5.00%	08/01/29	2,380	2,664,910

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (d)	5.00%	08/01/30	2,500	2,772,375

				7,957,437

Wisconsin—0.57%

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	1,000	1,124,910

TOTAL INVESTMENTS(j)—145.34% (Cost $273,360,937)				285,842,601

FLOATING RATE NOTE OBLIGATIONS—(18.12)%
Notes with interest rates ranging from 0.14% to 0.27% at 11/30/11 and contractual maturities of collateral ranging from 01/01/22 to 08/15/42 (See Note 1E) (k)				(35,630,000)

OTHER ASSETS LESS LIABILITIES—0.74%				1,453,391

PREFERRED SHARES—(27.96)%				(55,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$196,665,992

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
FTA	— Federal Transit Administration
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1E.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Zero coupon bond issued at a discount.
(g)	Security subject to the alternative minimum tax.
(h)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,655,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2011 represented 0.34% of the Trust’s Net Assets.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	17.7%

Assured Guaranty Municipal Corp.	13.7

American Municipal Bond Assurance Corp.	6.1

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $59,549,111 are held by Dealer Trusts and serve as collateral for the $35,630,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
          Invesco Quality Municipal Securities

D.	Other Risks — (continued)
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
          Invesco Quality Municipal Securities

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$285,842,601	$—	$285,842,601

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $36,426,844 and $34,077,480, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,831,092

Aggregate unrealized (depreciation) of investment securities	(2,026,197)

Net unrealized appreciation of investment securities	$12,804,895

Cost of investments for tax purposes is $273,037,706.
          Invesco Quality Municipal Securities

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Quality Municipal Securities

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: January 27, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date: January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.